CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION [Abstract]
Schedule of Revenues by Geographic Area
	Six months ended
	June 30,
	2012	2011
	Unaudited

United States	$54,823	$82,409
Latin America	54,719	42,014
Asia and Asia Pacific	37,468	21,951
Africa	4,857	5,735
Europe	10,059	9,626

	$161,926	$161,735

Schedule of Long-lived Assets by Geographical Area

	June 30,	December 31,
	2012	2011
	Unaudited

Israel	$72,266	$73,760
United States	11,043	12,490
Latin America	4,702	4,867
Europe	9,072	9,197
Other	600	612

	$97,683	$100,926

Schedule of Financial Data by Reporting Segment

	Six months ended June 30, 2012 (unaudited)
	Commercial	Defense	Services	Total

Revenues	68,585	28,351	64,990	161,926
Cost of Revenues	42,459	20,971	46,778	110,208

Gross profit	26,126	7,380	18,212	51,718

R&D expenses:
Expenses incurred	10,031	6,544	-	16,575
Less - grants	1,194	490	-	1,684

	8,837	6,054	-	14,891

Selling and marketing	11,643	4,612	4,496	20,751
General and administrative	5,455	1,900	8,919	16,274

Operating income (loss)	191	(5,186)	4,797	(198)
Financial expenses, net				(2,015)
Loss before taxes				(2,213)
Tax benefit				(2)
Net loss				(2,211)

	Six months ended June 30, 2011 (unaudited)
	Commercial	Defense	Services	Total

Revenues	53,129	35,208	73,398	161,735
Cost of Revenues	28,752	22,952	51,551	103,255

Gross profit	24,377	12,256	21,847	58,480
R&D expenses:
Expenses incurred	9,562	8,164	-	17,726
Less - grants	1,385	350	-	1,735

	8,177	7,814	-	15,991

Selling and marketing	11,435	5,082	6,675	23,192
General and administrative	5,663	3,476	8,968	18,107
Costs related to acquisition transactions	39	-	217	256

Operating income (loss)	(937)	(4,116)	5,987	934
Financial expenses, net				(737)
Other Income				1,826
Income before taxes				2,023
Taxes on income				644
Net income				1,379